LOAN PAYABLE (Details Narrative) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	May 31, 2021
Notes and other explanatory information [abstract]
Principal amount	$ 20,000			$ 50,000
Repaid the principal amount		$ 30,000
Accrued interest amount	$ 17,997		$ 14,219